Mapper Acquisition - Purchase price allocation (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Mapper Acquisition
Goodwill	$ 1,189	$ 1,189
Mapper
Mapper Acquisition
Developed technology	1,140
Property and equipment	144
Goodwill	1,189
Total purchase price	$ 2,473